Cash and cash equivalents and short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Short-Term Investments [Abstract]
Deposits in banks	$ 334,850	$ 206,911	$ 217,352	$ 217,352
Short-term investments	80,000	67,756	67,891
Total	414,850	274,667	$ 285,243
Restricted cash, customer balances	$ 926	$ 289